Debt and Other Financing Arrangements - Debt and Capital Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2010	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Mar. 31, 2013 6.375% Senior Notes Due 2022 [Member]	Nov. 20, 2012 6.375% Senior Notes Due 2022 [Member]	Dec. 31, 2012 6.375% Senior Notes Due 2022 [Member] Predecessor [Member]	Dec. 31, 2011 Related Party Note Due on Demand [Member] Predecessor [Member]	Dec. 31, 2010 Related Party Note Due 2018 [Member]	Dec. 31, 2011 Related Party Note Due 2018 [Member] Predecessor [Member]
Debt Instrument [Line Items]
Revolving credit agreement
Capital lease obligations	31.0		32.2	42.9
6 3/8% Senior Notes due 2022	525.0		525.0		525.0	525.0	525.0
Related party note		400.0		480.2				80.2	400.0	400.0
Other financing arrangements	62.9		60.8	48.2
Total	$ 618.9		$ 618.0	$ 571.3